UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF OPERATING RESULTS - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Profit or loss [abstract]
Revenues	$ 13,506	$ 14,607	$ 27,264	$ 28,034
Direct operating costs	(12,330)	(13,678)	(24,796)	(26,269)
General and administrative expenses	(398)	(306)	(799)	(604)
Interest income (expense), net	(932)	(556)	(1,797)	(1,016)
Equity accounted income (loss), net	28	41	53	91
Impairment reversal (expense), net	(7)	78	(7)	78
Gain (loss) on acquisitions/dispositions, net		0	168	0
Other income (expense), net	138	(218)	267	(317)
Income (loss) before income tax	92	(32)	353	(3)
Income tax (expense) recovery
Current	(267)	(75)	(393)	(154)
Deferred	216	387	284	427
Net income (loss)	41	280	244	270	[1]
Attributable to:
Limited partners	(16)	47	9	55
Non-controlling interests attributable to:
Redemption-exchange units	(16)	44	8	51
Special limited partner	0	0	0	0
BBUC exchangeable shares	(16)	46	9	47
Preferred securities	22	0	44	0
Interest of others in operating subsidiaries	67	143	174	117
Net income (loss)	$ 41	$ 280	$ 244	$ 270	[1]
Basic earnings (loss) per limited partner unit (in usd per share)	$ (0.22)	$ 0.62	$ 0.12	$ 0.72
Diluted earnings (loss) per limited partner unit (in dollars per share)	$ (0.22)	$ 0.62	$ 0.12	$ 0.72

[1]	As adjusted to reflect the adoption of IFRS 17. See Note 2(b) for further details.